Subsequent Events (Details Narrative)							12 Months Ended
	Aug. 15, 2023 USD ($) a shares	May 03, 2023 USD ($) a $ / shares shares	May 03, 2023 USD ($) a $ / shares shares	Mar. 02, 2023	Aug. 31, 2022 USD ($)	Jan. 23, 2020	Dec. 31, 2022 USD ($)	Mar. 31, 2023 USD ($)	Jan. 01, 2022 $ / shares	Oct. 31, 2021 $ / shares
Subsequent Event [Line Items]
Changes in market price of bitcoin description							the market price of Bitcoin was $16,547, which reflects a decrease of approximately 60% since the beginning of 2022, and of approximately 75% from its all-time high of approximately $67,000. In addition, the cost of natural gas that we use to produce electricity to power our miners has increased substantially. The cost of natural gas in the United States during 2022 has increased by as much as approximately 260% since the beginning of 2022.
Bitcoin market price							$ 16,547	$ 28,478
Reverse stock split						We implemented a 1-for-20 reverse stock split of our outstanding shares of common stock that was effective on January 23, 2020. Unless otherwise noted, all share and related option, warrant, and convertible security information presented has been retroactively adjusted to reflect the reduced number of shares, and the increase in the share price which resulted from this action
Exercise price | $ / shares									$ 2.75	$ 1.50
Issuance of common stock for investment							100,000
Prairie Operating Co LLC [Member]
Subsequent Event [Line Items]
Purchase of non compensatory options					$ 1,000,000
Membership interest					40.00%
Amended Purchase And Sale Agreement [Member] | Prairie Operating Co LLC [Member] | Forecast [Member]
Subsequent Event [Line Items]
Area of land | a	20,327
Total equity consideration	$ 4,182,000
Issuance of common stock for investment, shares | shares	1
Class of warrant or right, outstanding | shares	2
Purchase price	$ 22,182,000
Cash	$ 18,000,000
Amended Purchase And Sale Agreement [Member] | Prairie Operating Co LLC [Member] | Exok [Member] | Forecast [Member]
Subsequent Event [Line Items]
Area of land | a	32,695
Maximum [Member]
Subsequent Event [Line Items]
Bitcoin market price							$ 67,000	$ 67,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Business costs			$ 250,000
Payments to acquire land held for use		$ 3,000,000
Area of land | a		3,157	3,157
Subsequent Event [Member] | Exok [Member]
Subsequent Event [Line Items]
Area of land | a		4,494	4,494
Subsequent Event [Member] | Prairie Operating Co LLC [Member]
Subsequent Event [Line Items]
Reverse stock split		ratio between 1-23 and 1-30
Area of land | a		23,485	23,485
Subsequent Event [Member] | Prairie Operating Co LLC [Member] | Exok [Member]
Subsequent Event [Line Items]
Payments to acquire land held for use		$ 28,182,000
Area of land | a		37,030	37,030
Cash		$ 24,000,000	$ 24,000,000
Subsequent Event [Member] | Bristol Capital LLC [Member] | Prairie Operating Co LLC [Member]
Subsequent Event [Line Items]
Purchase of non compensatory options		$ 24,000
Membership interest		30.00%	30.00%
Subsequent Event [Member] | Third Party Investor [Member] | Prairie Operating Co LLC [Member]
Subsequent Event [Line Items]
Purchase of non compensatory options		$ 8,000
Membership interest		10.00%	10.00%
Subsequent Event [Member] | Master Services Agreement [Member]
Subsequent Event [Line Items]
Term Of Service Agreement				2 years
[custom:MonthlyHostingServiceFee]				we will pay Atlas a monthly hosting service fee for the quantity of electricity consumed by our miners, with an initial price per kilowatt-hour of $0.08.
Subsequent Event [Member] | Amended Purchase And Sale Agreement [Member] | Prairie Operating Co LLC [Member]
Subsequent Event [Line Items]
Payments to acquire land held for use		$ 3,000,000
Area of land | a		3,157	3,157
Total equity consideration		$ 4,182,000
Issuance of common stock for investment, shares | shares		836.4000
Class of warrant or right, outstanding | shares		836,400	836,400
Exercise price | $ / shares		$ 6.00	$ 6.00
Conversion of secured convertible debenture to Common stock, shares | shares		65,647,676
Non compensatory options acquire, shares | shares		8,000,000
Share price | $ / shares		$ 0.25	$ 0.25
Issuance of common stock for investment		$ 4,182,000
Subsequent Event [Member] | Amended Purchase And Sale Agreement [Member] | Prairie Operating Co LLC [Member] | Exok [Member]
Subsequent Event [Line Items]
Area of land | a		4,494	4,494